UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number:  028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

 /s/ Cathaleen Lindsay             New York, NY               August 14, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        94

Form 13F Information Table Value Total:  $199,552
                                         (thousands)


List of Other Included Managers:  None

                                                  CHESAPEAKE ASSET MANAGEMENT, LLC

                                                     FORM 13F INFORMATION TABLE
                                                         AS OF DATE: 6/30/07
         COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4    COLUMN 5   COL  6    COL 7            COLUMN 8
                                                  CUSIP      FAIR MKT    SHRS OR    INVSMT    OTHR         VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     NUMBER       VALUE      PRN AMT    DSCRTN    MGRS     SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                         COM               88579Y101        356       4,104     SOLE                    0               4,104
A T & T INC                   COM               00206R102        616      14,845     SOLE                1,500              13,345
AFLAC INC                     COM               001055102     17,566     341,562     SOLE              137,198             204,364
AMR CORP                      COM               001765106      2,234      84,800     SOLE               31,900              52,900
AIR PRODS & CHEMS INC         COM               009158106        305       3,800     SOLE                3,400                 400
ALVARION LTD                  SHS               M0861T100      1,027     110,100     SOLE               41,100              69,000
AMGEN INC                     COM               031162100        404       7,314     SOLE                    0               7,314
ANALOG DEVICES INC            COM               032654105      1,129      30,000     SOLE                9,900              20,100
ANHEUSER BUSCH COS INC        COM               035229103      1,694      32,476     SOLE               15,092              17,384
ARCHER DANIELS MIDLAND CO     COM               039483102      2,362      71,389     SOLE               53,469              17,920
ASHLAND INC NEW               COM               044209104        294       4,591     SOLE                4,591                   0
BJS WHOLESALE CLUB INC        COM               05548J106      1,571      43,593     SOLE               22,275              21,318
BP PLC                        SPONSORED ADR     055622104        331       4,595     SOLE                1,058               3,537
BT GROUP PLC                  ADR               05577E101      3,069      46,100     SOLE               27,975              18,125
BAKER HUGHES INC              COM               057224107     13,661     162,375     SOLE               89,900              72,475
BRONCO DRILLING CO INC        COM               112211107      2,614     159,300     SOLE               56,850             102,450
CADBURY SCHWEPPES PLC         ADR               127209302        738      13,597     SOLE                8,374               5,223
CAMPBELL SOUP CO              COM               134429109        264       6,801     SOLE                6,801                   0
CARNIVAL CORP                 PAIRED CTF        143658300        902      18,500     SOLE               14,000               4,500
CHUBB CORP                    COM               171232101      2,880      53,200     SOLE               33,750              19,450
CHURCH & DWIGHT INC           COM               171340102        802      16,551     SOLE                2,550              14,001
COMCAST CORP NEW              CLA SPL           20030N200        377      13,500     SOLE                    0              13,500
COMCAST CORP NEW              CLA               20030N101        424      15,093     SOLE                  721              14,372
CORNING INC                   COM               219350105        603      23,600     SOLE               20,600               3,000
COVENTRY HEALTH CARE INC      COM               222862104        305       5,285     SOLE                2,686               2,599
DIAGEO PLC                    SPON ADR NEW      25243Q205        300       3,600     SOLE                2,900                 700
DISNEY WALT CO                COM DISNEY        254687106      1,457      42,678     SOLE               13,303              29,375
DUPONT E I DE NEMOURS & CO    COM               263534109        316       6,224     SOLE                    0               6,224
ECHOSTAR COMMUNICATIONS NEW   CLA               278762109      1,689      38,950     SOLE               32,000               6,950
EL PASO CORP                  COM               28336L109      2,336     135,600     SOLE               83,700              51,900
ERICSSON L M TEL CO           ADR B SEK 10      294821608      3,421      85,766     SOLE               22,835              62,931
EXXON MOBIL CORP              COM               30231G102      3,018      35,979     SOLE                    0              35,979
FEDERAL NAT MTG ASSN          COM               313586109        887      13,575     SOLE                8,350               5,225
FERRO CORP                    COM               315405100      3,488     139,900     SOLE               47,500              92,400
GENENTECH INC                 COM NEW           368710406      6,915      91,400     SOLE               43,300              48,100
GENERAL ELECTRIC CO           COM               369604103      5,128     133,969     SOLE               36,450              97,519
GLOBALSANTAFE CORP            SHS               G3930E101      3,302      45,700     SOLE               20,100              25,600
GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206      1,596      57,800     SOLE               38,700              19,100
HSBC HOLDINGS PLC             SPON ADR NEW      404280406      3,643      39,700     SOLE               22,250              17,450
HARRAHS ENTMT INC             COM               413619107      1,228      14,400     SOLE                4,400              10,000
HESS CORP                     COM               42809H107        336       5,700     SOLE                2,100               3,600
HOUSEVALUES INC               COM               44183Y102         57      12,471     SOLE               12,471                   0
HUMAN GENOME SCIENCES INC     COM               444903108        952     106,725     SOLE               65,300              41,425
INTL PAPER CO                 COM               460146103        237       6,079     SOLE                6,000                  79
INTL BUSINESS MACHS           COM               459200101      1,352      12,842     SOLE               10,000               2,842
IRON MTN INC                  COM               462846106      3,217     123,100     SOLE               55,400              67,700
ISHARES INC                   MSCI HONG KONG    464286871      1,702     100,000     SOLE               36,700              63,300
ISHARES INC                   MSCI JAPAN        464286848      7,345     506,200     SOLE              236,550             269,650
ITT CORP NEW                  COM               450911102        314       4,600     SOLE                4,200                 400
J P MORGAN CHASE & CO         COM               46625H100      3,364      69,430     SOLE               44,060              25,370
KB HOME                       COM               48666K109      2,303      58,500     SOLE               22,200              36,300
KIMCO REALTY CORP             COM               49446R109      2,449      64,320     SOLE                    0              64,320
LOCKHEED MARTIN CORP          COM               539830109      4,340      46,106     SOLE               19,200              26,906
MARKEL CORP                   COM               570535104        267         550     SOLE                    0                 550
MARSH & MCLENNAN COS INC      COM               571748102        772      25,000     SOLE                9,400              15,600
MEDCO HEALTH SOLUTIONS INC    COM               58405U102        363       4,654     SOLE                2,048               2,606
MERCK & CO INC                COM               589331107        751      15,082     SOLE                8,000               7,082
MORGAN STANLEY                COM NEW           617446448        839      10,000     SOLE                  700               9,300
MOTOROLA INC                  COM               620076109        856      48,365     SOLE               19,650              28,715
NABORS INDUSTRIES LTD         SHS               G6359F103      3,141      94,100     SOLE               35,600              58,500
NETWORK APPLIANCE INC         COM               64120L104      3,520     120,600     SOLE               44,200              76,400
NEWS CORP                     CL B              65248E203        918      40,000     SOLE               40,000                   0
OPSWARE INC                   COM               68383A101      7,786     818,700     SOLE              306,800             511,900
PMC-SIERRA INC                COM               69344F106      2,419     313,000     SOLE              104,000             209,000
PEPSICO INC                   COM               713448108      1,660      25,600     SOLE               15,900               9,700
PFIZER INC                    COM               717081103        791      30,945     SOLE                    0              30,945
PITNEY BOWES INC              COM               724479100        503      10,733     SOLE                9,000               1,733
PROCTER & GAMBLE CO           COM               742718109        419       6,845     SOLE                2,000               4,845
Q MED                         COM               747914109        156      40,100     SOLE               40,100                   0
QUALCOMM INC                  COM               747525103        816      18,800     SOLE                5,400              13,400
ROYAL BK CDA MONTREAL QUE     COM               780087102        384       7,232     SOLE                7,232                   0
ROYAL DUTCH SHELL PLC         SPON ADR A        780259206      3,840      47,289     SOLE               14,000              33,289
SCHLUMBERGER LTD              COM               806857108      3,471      40,868     SOLE               18,328              22,540
SPDR TR                       UNIT SER 1        78462F103      2,723      18,100     SOLE                8,400               9,700
STERICYCLE INC                COM               858912108        268       6,036     SOLE                6,036                   0
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN    864482104        287       6,000     SOLE                    0               6,000
SUN MICROSYSTEMS INC          COM               866810104      2,767     526,120     SOLE              197,500             328,620
TECHNE CORP                   COM               878377100      1,619      28,300     SOLE                5,500              22,800
TELEFLEX INC                  COM               879369106        532       6,500     SOLE                    0               6,500
TELEFONICA S A                SPONSORED ADR     879382208      2,122      31,785     SOLE               20,431              11,354
TIME WARNER INC               COM               887317105      2,365     112,389     SOLE               58,000              54,389
TOOTSIE ROLL INDS INC         COM               890516107        674      24,323     SOLE                9,070              15,253
TRANSOCEAN INC                ORD               G90078109        613       5,780     SOLE                2,296               3,484
TRIDENT MICROSYSTEMS INC      COM               895919108      2,061     112,300     SOLE               45,400              66,900
USAIRWAYS GROUP INC           COM               90341W108      2,095      69,200     SOLE               25,200              44,000
UNILEVER N V                  NY SHS NEW        904784709      4,283     138,069     SOLE               51,690              86,379
UST INC                       COM               902911106      2,592      48,260     SOLE               32,200              16,060
UNITED STATES STL CORP NEW    COM               912909108      7,096      65,250     SOLE               35,250              30,000
UNITED TECHNOLOGIES CORP      COM               913017109      1,462      20,605     SOLE               16,700               3,905
VERIZON COMMUNICATIONS        COM               92343V104        322       7,831     SOLE                1,647               6,184
WACHOVIA CORP NEW             COM               929903102      2,964      57,835     SOLE               22,912              34,923
WELLS FARGO & CO NEW          COM               949746101      1,242      35,300     SOLE               11,900              23,400
WYETH                         COM               983024100        360       6,270     SOLE                    0               6,270
YAHOO INC                     COM               984332106      4,213     155,300     SOLE               74,250              81,050
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





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